DISPOSAL OF ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure Of Disposal Of Assets [Abstract]
DISPOSAL OF ASSETS	DISPOSAL OF ASSETS
On March 17, 2023, Brookfield Renewable’s institutional partners completed the sale of a 78% interest in a 378 MW operating hydroelectric portfolio in the U.S., of which 28% was sold to affiliates of Brookfield Corporation. Brookfield Renewable retained its 22% interest in the investment and accordingly, did not receive any proceeds from the sale. Subsequent to the completion of the sale, Brookfield Renewable no longer consolidates this investment and recognized its interest as an equity-accounted investment. As a result of the disposition, Brookfield Renewable derecognized $667 million of total assets and $191 million of total liabilities from the consolidated statements of financial position. Brookfield Renewable’s post-tax portion of the accumulated revaluation surplus of $34 million was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposals item in the consolidated statements of changes in equity.
On May 17, 2023, Brookfield Renewable, together with its institutional partners, completed the sale of wind assets in the U.S. that were acquired in 2022 for proceeds of approximately $217 million ($14 million net to Brookfield Renewable) net of transaction fees. There was no gain or loss on disposition recognized in the consolidated statements of income (loss) as a result of the disposition. Brookfield Renewable derecognized $246 million of total assets, $155 million of total liabilities, and non-controlling interest of $23 million from the consolidated statements of financial position.
On September 20, 2023, Brookfield Renewable, together with its institutional partners, completed the sale of its 100% interest in a 95 MW portfolio of wind assets in Uruguay for proceeds of approximately $112 million ($65 million net to Brookfield Renewable) net of transaction fees. As a result of the disposition, Brookfield Renewable derecognized $238 million of total assets and $193 million of total liabilities from the consolidated statements of financial position. As a result of the disposition, accumulated other comprehensive income of $5 million was reclassified to profit and loss. This resulted in a gain on disposition of $72 million ($42 million net to Brookfield Renewable) recognized within Other income in the consolidated statements of income (loss).
On September 20, 2023, Brookfield Renewable, together with its institutional partners, completed the sale of its 100% interest in a 26 MW solar asset in Uruguay for proceeds of approximately $41 million ($13 million net to Brookfield Renewable). As a result of the disposition, Brookfield Renewable derecognized $43 million of total assets, and $1 million of total liabilities from the consolidated statements of financial position. As a result of the disposition, Brookfield Renewable's post-tax portion of the accumulated revaluation surplus of $13 million was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposals item in the consolidated statements of changes in equity.